Employee Benefit Plan, Master Trust (Financial Position of Master Trust) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-022 [Master Trust]
Net Asset Available for Benefit [Abstract]
Net other assets and liabilities	$ (1,174)	$ (1,695)
EBP, Net Asset Available for Benefit	45,304,545	42,648,278
Assets at fair value	45,305,719	42,649,973
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,518,159	31,848,071
EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42
EBP-43-1301883-022 [Master Trust] | AT&T common stock
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,023,865	3,859,277
EBP-43-1301883-022 [Master Trust] | Mutual funds
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42,365	48,445
EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,715,343	24,697,041
EBP-43-1301883-022 [Master Trust] | Fidelity BrokerageLink®
Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,736,544	3,243,308
EBP-43-1301883-022 [Master Trust] | Investment in Group Trust
Net Asset Available for Benefit [Abstract]
Investment, Plan Interest in Master Trust, Fair Value	10,787,560	10,801,902
EBP-43-1301883-009 [ARSP]
Net Asset Available for Benefit [Abstract]
Net other assets and liabilities	(863)	(1,418)
EBP, Net Asset Available for Benefit	45,745,042	43,121,795
Investment, Plan Interest in Master Trust, Fair Value	45,195,392	42,549,062
Assets at fair value	45,196,255	42,550,480
EBP-43-1301883-009 [ARSP] | Cash and Cash Equivalents [Member]
Net Asset Available for Benefit [Abstract]
Assets at fair value	42
EBP-43-1301883-009 [ARSP] | AT&T common stock
Net Asset Available for Benefit [Abstract]
Assets at fair value	4,017,982	3,853,789
EBP-43-1301883-009 [ARSP] | Mutual funds
Net Asset Available for Benefit [Abstract]
Assets at fair value	42,201	48,290
EBP-43-1301883-009 [ARSP] | Common/collective trust funds
Net Asset Available for Benefit [Abstract]
Assets at fair value	26,645,834	24,633,665
EBP-43-1301883-009 [ARSP] | Fidelity BrokerageLink®
Net Asset Available for Benefit [Abstract]
Assets at fair value	3,736,234	3,243,039
EBP-43-1301883-009 [ARSP] | Investment in Group Trust
Net Asset Available for Benefit [Abstract]
Assets at fair value	10,753,962	10,771,697
EBP-43-1301883-011 [PRRSP]
Net Asset Available for Benefit [Abstract]
Net other assets and liabilities	(311)	(277)
EBP, Net Asset Available for Benefit	109,758	99,901
Investment, Plan Interest in Master Trust, Fair Value	109,153	99,216
Assets at fair value	109,464	99,493
EBP-43-1301883-011 [PRRSP] | Cash and Cash Equivalents [Member]
Net Asset Available for Benefit [Abstract]
Assets at fair value	0
EBP-43-1301883-011 [PRRSP] | AT&T common stock
Net Asset Available for Benefit [Abstract]
Assets at fair value	5,883	5,488
EBP-43-1301883-011 [PRRSP] | Mutual funds
Net Asset Available for Benefit [Abstract]
Assets at fair value	164	155
EBP-43-1301883-011 [PRRSP] | Common/collective trust funds
Net Asset Available for Benefit [Abstract]
Assets at fair value	69,509	63,376
EBP-43-1301883-011 [PRRSP] | Fidelity BrokerageLink®
Net Asset Available for Benefit [Abstract]
Assets at fair value	310	269
EBP-43-1301883-011 [PRRSP] | Investment in Group Trust
Net Asset Available for Benefit [Abstract]
Assets at fair value	$ 33,598	$ 30,205